Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	May. 31, 2014
Equity
Share capital, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	172,675,637	111,231,678	80,121,550